EQUITY INCENTIVE PLAN (Tables)	3 Months Ended
Mar. 31, 2022
Equity Incentive Plan
SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS

Assumptions used in the pricing model for the quarter ended March 31, 2022, are as provided below.

Risk-free interest rate	1.55%
Exercise price	$0.0518
Expected life	5 years
Expected volatility	44.12%
Expected dividends	-

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s stock option plan and changes during the quarter ended March 31, 2022, is as follows:

	Number of options	Weighted average exercise price
Balance - beginning of the year	-	$-
Granted	7,456,500	0.0518
Exercised	-	-
Cancelled	-	-
Balance - end of period	7,456,500	$0.0518